Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes [Abstract]
Disclosure of detailed information about income taxes [Table Text Block]
	2020	2019
	$	$

Current income tax
Expense for the year (i)	7,153	797
Current income tax expense	7,153	797

Deferred income tax (Note 26 (b)):
Origination and reversal of temporary differences	(1,062)	(45,186)
Impact of changes in tax rates	11	98
Change in unrecognized deductible temporary differences	6,570	3,891
Other	(1,759)	—
Deferred income tax expense (recovery)	3,760	(41,197)
Income tax expense (recovery)	10,913	(40,400)

(i) In 2020, the current income tax expense includes an amount of US$4.5 million ($5.8 million) resulting from the San Antonio stream transaction (payable in 2021).

Disclosure of reconciliation of statutory weighted average tax rate applicable to income [Table Text Block]
	2020	2019
	$	$

Income (loss) before income taxes	27,142	(274,595)

Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	7,193	(73,042)
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	1,142	738
(Non-deductible) non-taxable portion of capital losses, net	(2,908)	7,186
Non-taxable foreign exchange gain	(1,153)	(357)
Differences in foreign statutory tax rates	(408)	19,758
Share of equity loss of associates	1,015	2,954
Tax benefits not recognized	6,570	1,582
Foreign withholding taxes	778	584
Taxable foreign accrual property income	432	99
Tax rate changes of deferred income taxes	11	98
Other	(1,759)	—
Total income tax recovery (expense)	10,913	(40,400)

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31,	December 31,
	2020	2019
	$	$
Deferred tax assets:
Stream interests	34,278	28,826
Non-capital losses	8,195	170
Deferred and restricted share units	4,008	2,865
Share and debt issue expenses	4,562	(113)
	51,043	31,748
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(93,266)	(77,641)
Investments	(9,437)	1,911
Convertible debentures	(2,315)	(3,632)
Other	(454)	149
	(105,472)	(79,213)
Deferred tax liability, net	(54,429)	(47,465)

Disclosure of deferred taxes [Table Text Block]

The 2020 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2019	Statement of income (loss)	Equity	Other comprehensive income (loss)	Benefit from flow-through shares	Translation adjustments	Dec. 31, 2020
	$	$	$	$	$	$	$
Deferred tax assets:
Stream interests	28,826	5,452	—	—	—	—	34,278
Non-capital losses	170	8,025	—	—	—	—	8,195
Deferred and restricted share units	2,865	435	708	—	—	—	4,008
Share and debt issue expenses	(113)	(569)	5,244	—	—	—	4,562
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(77,641)	(16,204)	—	388	66	125	(93,266)
Investments	1,911	(1,613)	—	(9,707)	(28)	—	(9,437)
Convertible debentures	(3,632)	1,317	—	—	—	—	(2,315)
Other	149	(603)	—	—	—	—	(454)
	(47,465)	(3,760)	5,952	(9,319)	38	125	(54,429)

The 2019 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2018	Statement of income (loss)	Equity	Other comprehensive loss	Translation adjustments	Dec. 31, 2019
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	7,133	21,693	—	—	—	28,826
Share and debt issue expenses	989	(1,036)	(66)	—	—	(113)
Deferred and restricted share units	2,032	726	107	—	—	2,865
Non-capital losses	—	170	—	—	—	170
Other assets	120	29	—	—	—	149

Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(88,787)	11,769	—	(949)	326	(77,641)
Investments	(3,898)	6,612	—	(803)	—	1,911
Convertible debentures	(4,866)	1,234	—	—	—	(3,632)
	(87,277)	41,197	41	(1,752)	326	(47,465)

Disclosure of unrecognized deferred tax assets [Table Text Block]
	December 31, 2020		December 31, 2019
	$	$

Mineral stream interests - Mexico	5,796		—
Unrealized losses on investments in associates	2,850		3,109
Unrealized losses on investments available for sale	3,679		—
Non-capital losses carried forward	1,130		1,756
Other	1,711		19
	15,166		4,884